Management of Financial Risk (Capital Management) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Management of Financial Risk [abstract]
Equity	$ 635,426		$ 602,804	$ 563,584
Credit facilities	146,535		69,302	$ 39,871
Lease obligations	23,879	$ 16,083	8,766
Less: Cash, cash equivalents and short-term investments	(83,404)		(163,327)
Capital amount	$ 722,436		$ 517,545